Income Tax - Schedule of income tax expense in the consolidated financial statements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current income tax expense (see section d) of this note)	$ 4,401,927	$ 17,920,438	$ 14,994,896
Loss / (Profit) for deferred taxes recognized in the statement of income	6,680,869	(4,252,350)	887,187
Other tax effects		52,741	90,972
Monetary effects	1,964,154	3,897,322	3,862,096
Total income tax	13,046,950	17,618,151	19,835,151
Income tax loss / (profit) recorded in other comprehensive income	128,007	198,128	(302,153)
Total income tax expense	$ 13,174,957	$ 17,816,279	$ 19,532,998